Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

17. Stock-Based Compensation

Stock Options

Stock options may be granted to Nucor’s key employees, officers and non-employee directors with exercise prices at 100% of the market value on the date of the grant. The stock options granted are generally exercisable at the end of three years and have a term of 10 years. New shares are issued upon exercise of stock options.

A summary of activity under Nucor’s stock option plans is as follows:

	2015		2014		(shares in thousands) 2013
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	2,422	$42.39	2,089	$40.47	1,543	$39.03
Granted	700	$47.59	469	$50.63	546	$44.51
Exercised	(10)	$42.34	(136)	$41.30	—	—
Canceled	(20)	$50.63	—	—	—	—

Outstanding at end of year	3,092	$43.51	2,422	$42.39	2,089	$40.47

Options exercisable at end of year	1,531	$39.35	1,263	$40.40	1,012	$39.75

The shares reserved for future grants as of December 31, 2015, 2014 and 2013 are reflected in the restricted stock units table below. The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2015 was $0.1 million ($2.0 million in 2014 and none in 2013).

The following table summarizes information about stock options outstanding at December 31, 2015:

			(shares in thousands)
	Options Outstanding
Exercise Price	Options Outstanding	Options Exercisable	Weighted- Average Remaining Contractual Life
$35.76	689	689	6.4 years
$41.43	242	242	4.4 years
$42.34	520	520	5.4 years
$44.51	506	80	7.4 years
$47.59	700	—	9.4 years
$50.63	435	—	8.4 years

$35.76 - $50.63	3,092	1,531	7.2 years

As of December 31, 2015, the total aggregate intrinsic value of both options outstanding and options exercisable was $3.1 million. Options for which the exercise price exceeded the closing market price of a share of the Company’s common stock at December 31, 2015 were excluded from the calculation of aggregate intrinsic value.

The grant date fair value of options granted was $11.71 per share in 2015 ($17.48 per share in 2014 and $15.03 per share in 2013). The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2015	2014	2013
Exercise price	$47.59	$50.63	$44.51
Expected dividend yield	3.13%	2.92%	3.30%
Expected stock price volatility	33.32%	45.00%	46.94%
Risk-free interest rate	1.86%	2.03%	1.51%
Expected life (in years)	6.5	6.5	6.5

Stock options granted to employees who are eligible for retirement on the date of grant are expensed immediately since these awards vest upon retirement from the Company. Retirement, for purposes of vesting in these stock options, means termination of employment after satisfying age and years of service requirements. Similarly, stock options granted to employees who will become retirement-eligible prior to the end of the vesting term are expensed over the period through which the employee will become retirement-eligible. Compensation expense for stock options granted to employees who are not retirement-eligible is recognized on a straight-line basis over the vesting period. Compensation expense for stock options was $7.4 million in 2015 ($7.7 million in 2014 and $8.6 million in 2013). As of December 31, 2015, unrecognized compensation expense related to stock options was $1.3 million, which is expected to be recognized over 2.2 years.

Restricted Stock Units

Nucor annually grants restricted stock units (RSUs) to key employees, officers and non-employee directors. The RSUs typically vest and are converted to common stock in three equal installments on each of the first three anniversaries of the grant date. A portion of the RSUs awarded to an officer vest upon the officer’s retirement. Retirement, for purposes of vesting in these units only, means termination of employment with approval of the Compensation and Executive Development Committee of the Board of Directors after satisfying age and years of service requirements. RSUs granted to non-employee directors are fully vested on the grant date and are payable to the non-employee director in the form of common stock after the termination of the director’s service on the Board of Directors.

RSUs granted to employees who are eligible for retirement on the date of grant are expensed immediately, and RSUs granted to employees who will become retirement-eligible prior to the end of the vesting term are expensed over the period through which the employee will become retirement-eligible since these awards vest upon retirement from the Company. Compensation expense for RSUs granted to employees who are not retirement-eligible is recognized on a straight-line basis over the vesting period.

Cash dividend equivalents are paid to holders of RSUs each quarter. Dividend equivalents paid on units expected to vest are recognized as a reduction in retained earnings.

The fair value of the RSUs is determined based on the closing stock price of Nucor’s common stock on the date of grant. A summary of Nucor’s restricted stock unit activity is as follows:

	2015		2014		(shares in thousands) 2013
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	1,012	$45.98	1,122	$42.51	1,106	$40.80
Granted	790	$47.59	655	$50.63	789	$44.51
Vested	(756)	$44.99	(752)	$44.90	(762)	$42.15
Canceled	(15)	$46.61	(13)	$42.66	(11)	$39.08

Unvested at end of year	1,031	$47.93	1,012	$45.98	1,122	$42.51

Shares reserved for future grants (stock options and RSUs)	10,349		11,851		10,486

Compensation expense for RSUs was $34.8 million in 2015 ($32.6 million in 2014 and 2013). The total fair value of shares vested during 2015 was $35.8 million ($38.1 million in 2014 and $34.1 million in 2013). As of December 31, 2015, unrecognized compensation expense related to unvested RSUs was $31.3 million, which is expected to be recognized over a weighted-average period of 2.1 years.

Restricted Stock Awards

Nucor’s Senior Officers Long-Term Incentive Plan (the LTIP) and Annual Incentive Plan (the AIP) authorize the award of shares of common stock to officers subject to certain conditions and restrictions.

The LTIP provides for the award of shares of restricted common stock at the end of each LTIP performance measurement period at no cost to officers if certain financial performance goals are met during the period. One-third of the LTIP restricted stock award vests upon each of the first three anniversaries of the award date or, if earlier, upon the officer’s attainment of age 55 while employed by Nucor. Although participants are entitled to cash dividends and may vote such awarded shares, the sale or transfer of such shares is limited during the restricted period.

The AIP provides for the payment of annual cash incentive awards. An AIP participant may elect, however, to defer payment of up to one-half of an annual incentive award. In such event, the deferred AIP award is converted into common stock units and credited with a deferral incentive, in the form of additional common stock units, equal to 25% of the number of common stock units attributable to the deferred AIP award. Common stock units attributable to deferred AIP awards are fully vested. Common stock units credited as a deferral incentive vest upon the AIP participant’s attainment of age 55 while employed by Nucor. Vested common stock units are paid to AIP participants in the form of shares of common stock following their termination of employment with Nucor.

A summary of Nucor’s restricted stock activity under the AIP and the LTIP is as follows:

	2015		2014		(shares in thousands) 2013
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	65	$48.20	73	$45.49	72	$43.72
Granted	136	$47.07	127	$50.35	122	$47.36
Vested	(138)	$47.15	(135)	$48.76	(121)	$46.32
Canceled	—	—	—	—	—	—

Unvested at end of year	63	$48.07	65	$48.20	73	$45.49

Shares reserved for future grants	975		1,111		1,238

Compensation expense for common stock and common stock units awarded under the AIP and the LTIP is recorded over the performance measurement and vesting periods based on the anticipated number and market value of shares of common stock and common stock units to be awarded. Compensation expense for anticipated awards based upon Nucor’s financial performance, exclusive of amounts payable in cash, was $3.4 million in 2015 ($6.1 million in 2014 and $6.3 million in 2013). The total fair value of shares vested during 2015 was $6.5 million ($6.8 million in 2014 and $5.7 million in 2013). As of December 31, 2015, unrecognized compensation expense related to unvested restricted stock awards was $0.8 million, which is expected to be recognized over a weighted-average period of 1.6 years.